Commitments and Contingencies (Details) - Schedule of Future Minimum Payments $ in Thousands	Dec. 31, 2022 USD ($)
Schedule of Future Minimum Payments [Abstract]
2023	$ 688
2024	263
2025	164
2026	107
2027	81
Total future lease payments	1,303
Less: imputed interest	(146)
Present value of lease liabilities	$ 1,157